Income Taxes (Details) - Unite Acquisition 1 Corp. [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Valuation allowance	$ 50,387
Federal [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	274,495	$ 81,335
State and Local [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	$ 274,321	$ 81,219